ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND NATURE OF OPERATIONS
1. ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of The9 Limited, which was incorporated on December 22, 1999 in the Cayman Islands, its subsidiaries and variable interest entities (“VIE subsidiaries” or "VIEs"), collectively referred to as the “Group”.

The Group is principally engaged in the development and operation of online games and internet related businesses, including massively multiplayer online games ("MMOGs"), mobile games, web games and TV games.

The Group's principal subsidiaries and VIE subsidiaries are as follows as of December 31, 2018:

Name of Entity	Date of Registration	Place of Registration	Legal Ownership
Principal subsidiaries:
GameNow.net (Hong Kong) Ltd. (“ GameNow Hong Kong ”)	January-2000	Hong Kong	100%
The9 Computer Technology Consulting (Shanghai) Co., Ltd. (“ The9 Computer ”)	June-2000	People’s Republic of China (“PRC”)	100%
China The9 Interactive Limited (“ C9I ”)	October-2003	Hong Kong	100%
China The9 Interactive (Shanghai) Limited (“ C9I Shanghai ”)	February-2005	PRC	100%
China The9 Interactive (Beijing) Ltd. (“ C9I Beijing ”)	March-2007	PRC	100%
Jiu Jing Era Information Technology (Beijing) Ltd. (“ Jiu Jing”)	April-2007	PRC	100%
JiuTuo (Shanghai) Information Technology Ltd. ( "Jiu Tuo" )	July-2007	PRC	100%
China Crown Technology Ltd. ( "China Crown Technology" )	November-2007	Hong Kong	100%
Asian Development Ltd. ( “Asian Development” )	January-2007	Hong Kong	100%
Asian Way Development Ltd. (“Asian Way”)	November-2007	Hong Kong	100%
New Star International Development Ltd. ( “New Star” )	January-2008	Hong Kong	100%
Red 5 Studios, Inc. ( “Red 5” )	June-2005	USA	34.71% (Note 2)
Red 5 Singapore Pte. Ltd. (“ Red 5 Singapore ”)	April-2010	Singapore	34.71% (Note 2)
The9 Interactive, Inc. (“ The9 Interactive ”)	June-2010	USA	100%
Shanghai Jiu Chang Investment Co., Ltd. (“ Jiu Chang ”)	December-2014	PRC	100%
City Channel Ltd. (“ City Channel ”)	June-2006	Hong Kong	100%
The9 Singapore Pte. Ltd. (“The9 Singapore”)	April-2010	Singapore	100%
Fast Supreme Development Limited (“ Fast Supreme ”)	July-2017	Hong Kong	99.99%
Ninebit Inc. (“ Ninebit ”)	January -2018	Cayman Islands	100%
1111 Limited (“ 1111 ”)	January -2018	Hong Kong	100%
Supreme Exchange Limited (“ Supreme ”)	December-2018	Malta	90%
Variable interest entity:
Shanghai The9 Information Technology Co., Ltd. (“ Shanghai IT ”)	September-2000	PRC	N/A (Note 4)

Subsidiaries and VIEs of Shanghai IT:

Name of Entity	Date of Registration	Place of Registration	Legal Ownership Held by Shanghai IT
Shanghai Jiushi Interactive Network Technology Co., Ltd. ( “Jiushi” )	July-2011	PRC	80%
Hangzhou Firerain Network Technology Co., Ltd.(“ HZ Firerain ”)	October- 2008	PRC	100%
Shanghai ShencaiChengjiu Information Technology Co., Ltd. (“ SH Shencai ”)	May-2015	PRC	60%
Wuxi Interest Dynamic Network Technology Co., Ltd. (“ Wuxi Qudong ”)	June-2016	PRC	100%
Changsha Quxiang Network Technology Co., Ltd. (“ Changsha Quxiang ”)	July-2016	PRC	100%
Silver Express Investments Ltd. (“ Silver Express ”)	November-2007	Hong Kong	100%
Shanghai Morning Technology Co., Ltd. (“ Morning Tech ”)	May-2017	PRC	100%